Share capital of the Company (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.25	$ 0.25	$ 0.25
Issued capital | $	$ 387,000,000	$ 387,000,000	$ 328,000,000
Number of shares in the Company held by subsidiaries	0	0	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.25
Issued capital | $	$ 387,000,000	$ 387,000,000	$ 328,000,000
Number of shares outstanding at beginning of period	1,549,400,665	1,312,668,724	1,312,137,976
Issue of share capital (business combinations)		236,321,411
Issue of shares (share schemes)	399,365	410,530	530,748
Number of shares outstanding at end of period	1,549,800,030	1,549,400,665	1,312,668,724
Shares repurchased | $	$ 0	$ 0	$ 0
Preference shares
Disclosure of classes of share capital [line items]
Par value per share | £ / shares				£ 1
Issued capital | £				£ 50,000
Dividend rights | $	$ 0
Days of written noticed required	7 days